UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   3-31-13

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            05-09-13

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              33

Form 13F Information Table Value Total:                          442,119
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                                  SHRS OR
                                                                  PRN AMT;
                               TITLE                              SH/PRN;
        NAME OF ISSUE        OF CLASS        CUSIP     (X$1000)   PUT/CALL    DISCRETION MANAGERS      VOTING AUTHORITY
                                                                                                    SOLE   SHARED  NONE
Affiliated Managers Group         Com       008252108   14,744     96,010SH    SOLE       N/A        81,730  0  14,280
American Cap Ltd                  Com       02503Y103    2,035    139,443SH    SOLE       N/A       104,802  0  34,641
Ares Cap Corp                     Com       04010L103   18,543  1,024,455SH    SOLE       N/A       878,275  0 146,180
Berkshire Hathaway Inc Del     Cl B New     084670702   24,058    230,887SH    SOLE       N/A       198,108  0  32,779
Best Buy Inc                      Com       086516101    5,652    255,164SH    SOLE       N/A       220,434  0  34,730
Brookfield Asset Mgmt Inc    Cl A Ltd Vt Sh 112585104   21,969    602,054SH    SOLE       N/A       513,334  0  88,720
Canadian Natl Ry Co               Com       136375102   10,300    102,693SH    SOLE       N/A        87,313  0  15,380
Darden Restaurants Inc            Com       237194105      802     15,522SH    SOLE       N/A        12,682  0   2,840
Discovery Communicatns New     Com Ser C    25470F302   16,426    236,216SH    SOLE       N/A       200,626  0  35,590
Express Scripts Hldg Co           Com       30219G108   16,816    291,838SH    SOLE       N/A       248,038  0  43,800
Exxon Mobile Corp                 Com       30231G102    2,821     31,301SH    SOLE       N/A        26,592  0   4,709
HCC Ins Hldgs Inc                 Com       404132102   29,033    690,759SH    SOLE       N/A       588,764  0 101,995
Helmerich & Payne Inc             Com       423452101   15,388    253,514SH    SOLE       N/A       214,814  0  38,700
Illinois Tool Wks Inc             Com       452308109   13,190    216,439SH    SOLE       N/A       184,489  0  31,950
Intel Corp                        Com       458140100   10,996    503,592SH    SOLE       N/A       427,912  0  75,680
International Business Mach       Com       459200101   23,328    109,368SH    SOLE       N/A        92,955  0  16,413
Johnson & Johnson                 Com       478160104    3,664     44,939SH    SOLE       N/A        37,879  0   7,060
JP Morgan Chase & Co              Com       46625H100   15,302    322,417SH    SOLE       N/A       273,802  0  48,615
Kinder Morgan Inc Del             Com       49456B101   26,351    681,267SH    SOLE       N/A       584,327  0  96,940
Kroger Co                         Com       501044101   17,189    518,674SH    SOLE       N/A       440,954  0  77,720
Level 3 Communications Inc      Com New     52729N308    8,276    407,906SH    SOLE       N/A       346,364  0  61,542
National Oilwell Varco Inc        Com       637071101    6,422     90,774SH    SOLE       N/A        76,934  0  13,840
Parker Hannifin Corp              Com       701094104    7,640     83,425SH    SOLE       N/A        71,202  0  12,223
Radian Group Inc                  Com       750236101   21,912  2,045,899SH    SOLE       N/A     1,739,899  0 306,000
Reliance Steel & Aluminum Co      Com       759509102   20,588    289,281SH    SOLE       N/A       245,341  0  43,940
Rouse Pptys Inc                   Com       779287101   13,930    769,631SH    SOLE       N/A       661,590  0 108,041
Sprint Nextel Corp             Com Ser 1    852061100   10,123  1,630,162SH    SOLE       N/A     1,400,132  0 230,030
Taiwan Semiconductor Mfg Ltd Sponsored ADR  874039100    8,454    491,800SH    SOLE       N/A       422,401  0  69,399
TJX Cos Inc New                   Com       872540109   20,345    435,191SH    SOLE       N/A       370,589  0  64,602
United Parcel Service Inc        Cl B       911312106      761      8,862SH    SOLE       N/A         7,369  0   1,493
United Technologies Corp          Com       913017109   18,505    198,066SH    SOLE       N/A       168,050  0  30,016
Vanguard Bd Index Fd Inc     Total Bnd Mrk  921937835      457      5,460SH    SOLE       N/A         1,850  0   3,610
Wells Fargo & Co New              Com       949746101   16,099    435,229SH    SOLE       N/A       369,599  0  65,630

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